Annual Total Returns - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2010 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2010 Fund - Class K6
Bar Chart Table:
Annual Return 2019	14.59%
Annual Return 2020	10.89%
Annual Return 2021	5.29%
Annual Return 2022	(13.42%)